Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current:
Domestic	¥ 96,231	¥ 116,695	¥ 130,573
Foreign	52,885	49,871	47,020
Total current tax expense	149,116	166,566	177,593
Deferred:
Domestic	(111,341)	(162,475)	58,078
Foreign	9,400	5,244	1,933
Total deferred tax expense (benefit)	(101,941)	(157,231)	60,011
Income tax expense	¥ 47,175	¥ 9,335	¥ 237,604